Note 18: Segment Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]
				Net Sales			Operating Profits
(Dollars in millions)				2011	2010	2009	2011	2010	2009
Otis				$12,437	$11,579	$11,723	$2,815	$2,575	$2,447
Carrier				11,969	11,386	11,335	1,520	1,062	740
UTC Fire & Security				6,895	6,490	5,503	692	714	493
Pratt & Whitney				13,430	12,935	12,392	1,999	1,987	1,835
Hamilton Sundstrand				6,150	5,608	5,560	1,082	918	857
Sikorsky				7,355	6,684	6,287	840	716	608

Total segment				58,236	54,682	52,800	8,948	7,972	6,980
Eliminations and other				(46)	(356)	(375)	(430)	(409)	(255)
General corporate expenses				-	-	-	(419)	(377)	(348)

Consolidated				$58,190	$54,326	$52,425	$8,099	$7,186	$6,377

	Total Assets			Capital Expenditures			Depreciation & Amortization
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Otis	$8,717	$8,097	$7,908	$75	$55	$67	$223	$211	$204
Carrier	9,432	9,472	9,804	189	138	90	164	183	191
UTC Fire & Security	12,198	12,365	10,304	116	96	72	268	274	214
Pratt & Whitney	10,705	10,139	10,063	290	321	288	332	340	329
Hamilton Sundstrand	8,593	8,540	8,509	163	117	114	172	172	174
Sikorsky	4,628	4,521	4,167	92	108	95	84	83	68

Total segment	54,273	53,134	50,755	925	835	726	1,243	1,263	1,180
Eliminations and other	7,179	5,359	5,007	58	30	100	104	93	78

Consolidated	$61,452	$58,493	$55,762	$983	$865	$826	$1,347	$1,356	$1,258

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Text Block]
	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States Operations	$30,438	$28,911	$27,990	$4,586	$4,112	$3,771	$2,974	$3,013	$3,096
International Operations
Europe	12,601	11,957	12,216	2,136	1,872	1,743	1,210	1,282	1,346
Asia Pacific	9,394	7,986	7,173	1,513	1,229	990	883	839	845
Other	5,380	5,374	4,991	713	759	476	760	804	714
Eliminations and other	377	98	55	(849)	(786)	(603)	374	342	363

Consolidated	$58,190	$54,326	$52,425	$8,099	$7,186	$6,377	$6,201	$6,280	$6,364

(Dollars in millions)	2011	2010	2009
Europe	$2,310	$1,918	$2,089
Asia Pacific	2,506	2,688	2,430
Other	3,141	2,690	2,477

	$7,957	$7,296	$6,996

Schedule Of Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries By Country [Text Block]
	External Net Sales			Operating Profits			Long-Lived Assets
(Dollars in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
United States Operations	$30,438	$28,911	$27,990	$4,586	$4,112	$3,771	$2,974	$3,013	$3,096
International Operations
Europe	12,601	11,957	12,216	2,136	1,872	1,743	1,210	1,282	1,346
Asia Pacific	9,394	7,986	7,173	1,513	1,229	990	883	839	845
Other	5,380	5,374	4,991	713	759	476	760	804	714
Eliminations and other	377	98	55	(849)	(786)	(603)	374	342	363

Consolidated	$58,190	$54,326	$52,425	$8,099	$7,186	$6,377	$6,201	$6,280	$6,364

Schedule Of Revenue By Major Customers By Reporting Segments Table [Text Block]
(Dollars in millions)	2011	2010	2009
Pratt & Whitney	$3,696	$4,081	$3,942
Hamilton Sundstrand	1,043	1,137	1,230
Sikorsky	4,967	4,529	3,979
Other	125	153	127

	$9,831	$9,900	$9,278